Schedule of Financial Liabilities Contractual Terms, by Undiscounted Amounts (Details) - ILS (₪) ₪ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		₪ 226,619	₪ 82,436
Trade payables and other payables		174,463	102,217
Gross lease liabilities	[1]	27,451	24,678
Short term loan from related party (Note 13B)		1,090	1,798
Total financial liabilities undiscounted amount		429,623	211,129
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		126,935	70,561
Trade payables and other payables		174,463	102,217
Gross lease liabilities	[1]	4,349	3,307
Short term loan from related party (Note 13B)		1,090	173
Total financial liabilities undiscounted amount		306,837	176,258
Later than one year [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows		99,684	11,877
Trade payables and other payables
Gross lease liabilities	[1]	23,102	21,371
Short term loan from related party (Note 13B)			1,625
Total financial liabilities undiscounted amount		₪ 122,786	₪ 34,872

[1]	The company has lease agreements for the company’s offices in Herzliya and for the pharmacies located throughout Israel.